Average Annual Total Returns			12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended	129 Months Ended	225 Months Ended	363 Months Ended	465 Months Ended
		Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [7]	Dec. 31, 2025 [5]	Dec. 31, 2025	Dec. 31, 2025
Saturna Growth Fund | Bloomberg US Large Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		18.03%	14.00%	14.79%	14.93%
Performance Inception Date		Jun. 02, 2017
Saturna Growth Fund | Bloomberg 1000 Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.93%	13.60%	16.72%	16.60%
Performance Inception Date		Jun. 02, 2017
Saturna Growth Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.99%	11.22%		13.99%				9.71%
Performance Inception Date		Apr. 01, 1987
Saturna Growth Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		15.53%	10.38%		13.10%				9.17%
Performance Inception Date		Apr. 01, 1987
Saturna Growth Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		9.77%	8.49%		11.06%				7.58%
Performance Inception Date		Apr. 01, 1987
Saturna Growth Fund | Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]		16.26%	11.49%	15.17%
Performance Inception Date		Jun. 02, 2017
Saturna International Fund | Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		32.46%	10.15%	8.59%	9.14%
Performance Inception Date		Jun. 02, 2017
Saturna International Fund | Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	[4]		22.50%	7.08%		10.25%			7.70%
Performance Inception Date		Sep. 28, 1995
Saturna International Fund | Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[4]		18.35%	5.92%		9.15%			7.13%
Performance Inception Date		Sep. 28, 1995
Saturna International Fund | Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[4]		14.50%	5.39%		8.44%			6.68%
Performance Inception Date		Sep. 28, 1995
Saturna International Fund | Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	[3]		22.86%	7.32%	9.79%
Performance Inception Date		Jun. 02, 2017
Saturna Core Fund | Bloomberg Developed Markets Large & Mid Cap Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.47%	12.56%		12.66%		8.32%
Performance Inception Date		Mar. 30, 2007
Saturna Core Fund | Bloomberg Global Equity/Fixed Income 60/40 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		16.10%	6.60%		8.19%		4.09%
Performance Inception Date		Mar. 30, 2007
Saturna Core Fund | Saturna Core Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			14.18%	6.71%		7.63%		5.67%
Performance Inception Date		Mar. 30, 2007
Saturna Core Fund | Saturna Core Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.31%	5.94%		6.99%		5.06%
Performance Inception Date		Mar. 30, 2007
Saturna Core Fund | Saturna Core Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.49%	4.91%		5.85%		4.22%
Performance Inception Date		Mar. 30, 2007
Saturna Global Sustainable Bond Fund | Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.17%	(2.15%)		1.26%	1.02%
Performance Inception Date		Mar. 27, 2015
Saturna Global Sustainable Bond Fund | Saturna Global Sustainable Bond Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent			10.10%	0.96%		2.28%	1.93%
Performance Inception Date		Mar. 27, 2015
Saturna Global Sustainable Bond Fund | Saturna Global Sustainable Bond Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.41%	(0.10%)		1.25%	0.92%
Performance Inception Date		Mar. 27, 2015
Saturna Global Sustainable Bond Fund | Saturna Global Sustainable Bond Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.89%	0.22%		1.20%	0.93%
Performance Inception Date		Mar. 27, 2015

[1]	Saturna Growth Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the, Bloomberg US Large Cap Total Return Index and Bloomberg 1000 Growth Total Return Index is shown since this date.
[2]	Saturna Growth Fund Investor Shares began operations April 1, 1987.
[3]	Saturna International Fund Z Shares began operations June 2, 2017, and the Life of Fund return for the Bloomberg Developed Markets ex-US Large & Mid Cap Total Return Index is shown since this date.
[4]	Saturna International Fund Investor Shares began operations September 28, 1995.
[5]	Saturna Core Fund began operations March 30, 2007.
[6]	Benchmark returns are not available because the life of the benchmark, since its inception, has not yet surpassed the periods indicated.
[7]	Saturna Sustainable Bond Fund began operations March 27, 2015.